Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	John Hancock Variable Insurance Trust
CIK	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2025
Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2025
Prospectus Date	rr_ProspectusDate	Mar. 27, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A